SHAREHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended					12 Months Ended
	Oct. 14, 2022	May 12, 2020	Apr. 18, 2022	Feb. 20, 2022	Dec. 16, 2021	Apr. 19, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 14, 2021
Ordinary shares authorized								50,000,000	50,000,000
Ordinary shares par value	$ 0.001				$ 0.001			$ 0.001	$ 0.001
Registration Statement, description							Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions.
Ordinary sharers granted	2,750,000				1,500,000
Ordinary sharers issued								31,598,333	13,848,333
Ordinary sharers outstanding								31,598,333	13,848,333
Proceeds from issuance of shares, net								$ 11,989,949	$ 29,047,088	$ 5,405,451	$ 0
Fair value of ordinary share granted	$ 2,832,500				$ 2,235,000
Share-based compensation expense	$ 2,832,500				$ 2,235,000
Independent directors [Member]
Ordinary shares par value												$ 0.001
Ordinary sharers granted												15,000
Fair value of ordinery shares												$ 53,250
Chief executive officer and chairperson [Member]
Ordinary shares par value				$ 0.001
Ordinary sharers issued				2,000,000
Price per share				$ 1.50
Proceeds from issuance of offering, gross				$ 3,000,000.0
Aggregate purchase price				$ 3,000,000.0
Initial Public Offering [Member]
Ordinary shares par value		$ 6.00				$ 0.001
Ordinary sharers issued		1,333,333				6,000,000
Proceeds from issuance of shares, net		$ 5,400,000
Proceeds from issuance of shares, gross		$ 8,000,000
Private Placement [Member]
Ordinary sharers issued			6,000,000
Price per share			$ 1.50
Proceeds from issuance of offering, gross			$ 9,000,000.0
Common Stocks
Price per share						$ 5.0
Proceeds from issuance of offering, gross						$ 29,000,000